Condensed Financial Statements of Knight Capital Group, Inc. (parent only) - Statements of Operations (Parent Only) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Investment (loss) income and other, net	$ 11,400	$ 8,154	$ 18,252	$ (3,004)
Total revenues		590,251	1,248,167	965,381
Expenses
Employee compensation and benefits		407,326	441,207	381,266
Interest expense		51,044	40,405	25,889
Professional fees		29,746	18,460	14,685
Business development		17,486	19,691	15,443
Other		28,533	28,929	15,544
Total expenses		1,003,141	1,033,341	788,668
Loss before income taxes and equity in earnings of subsidiaries		(412,890)	214,826	176,713
Income tax benefit		(146,293)	82,410	68,450
Loss before equity in earnings of subsidiaries		(266,597)	132,416	108,263
Net (loss) income		(347,067)	115,237	91,638
Parent Company [Member]
Revenues
Investment (loss) income and other, net		(8,640)	2,259	(9,163)
Total revenues		(8,640)	2,259	(9,163)
Expenses
Employee compensation and benefits		26,556	30,105	27,799
Interest expense		30,374	27,908	20,476
Professional fees		17,505	6,605	7,536
Business development		1,791	2,107	2,802
Other		9,616	8,917	8,029
Total expenses		85,842	75,641	66,642
Loss before income taxes and equity in earnings of subsidiaries		(94,482)	(73,382)	(75,805)
Income tax benefit		(34,826)	(28,808)	(30,342)
Loss before equity in earnings of subsidiaries		(59,656)	(44,574)	(45,463)
Equity in earnings of subsidiaries		(287,411)	159,811	137,101
Net (loss) income		$ (347,067)	$ 115,237	$ 91,638